Restricted Cash and Deposits (Details) $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Restricted Cash and Deposits [Abstract]
Security for remediation services agreement	$ 499	$ 398,000	$ 534	$ 398,000
Security for decommissioning obligations	6,507		6,328
Other	86		86
Restricted cash and deposits	7,092		6,948
Less: Current portion	499		0
Non-current restricted cash and cash equivalents	$ 6,593		$ 6,948